Guarantee liabilities and risk assurance liabilities - Summary of Movement of Guarantee Liabilities (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year	$ 43,466,428	¥ 302,604,578	¥ 46,981,325
Fair value of guarantee liabilities upon the inception of new loans	63,802,154	444,177,836	526,265,099
Performed guarantee	(204,440,032)	(1,423,270,618)	(387,234,512)
Change in fair value of guarantee liabilities	135,015,962	939,954,125	116,592,666
Balance at end of the year	$ 37,844,512	¥ 263,465,921	¥ 302,604,578